SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 529	$ 290
Amounts due to related parties (Note 9)	78	28
Accrued liabilities	3	44
Trade payables and accrued liabilities	$ 610	$ 362